Intangible Assets - Changes in Carrying Value of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 12,489	$ 12,373	$ 10,262
Goodwill acquired	80	96	2,149
Foreign exchange translation and other	(33)	20	(38)
Goodwill, Ending Balance	12,536	12,489	12,373
Wealth, Corporate, Commercial and Institutional Banking
Goodwill [Roll Forward]
Goodwill, Beginning Balance	4,825	4,589	3,673
Goodwill acquired	0	235	918
Foreign exchange translation and other	(2)	1	(2)
Goodwill, Ending Balance	4,823	4,825	4,589
Consumer and Business Banking
Goodwill [Roll Forward]
Goodwill, Beginning Balance	4,326	4,465	3,245
Goodwill acquired	0	(139)	1,220
Foreign exchange translation and other	0	0	0
Goodwill, Ending Balance	4,326	4,326	4,465
Payment Services
Goodwill [Roll Forward]
Goodwill, Beginning Balance	3,338	3,319	3,344
Goodwill acquired	80	0	11
Foreign exchange translation and other	(31)	19	(36)
Goodwill, Ending Balance	3,387	3,338	3,319
Treasury and Corporate Support
Goodwill [Roll Forward]
Goodwill, Beginning Balance	0	0	0
Goodwill acquired	0	0	0
Foreign exchange translation and other	0	0	0
Goodwill, Ending Balance	$ 0	$ 0	$ 0